March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Advantage Global Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.7%
BHP Group Ltd., Class DI	75,734	$ 1,837,545
Glencore PLC	387,741	1,419,181
		3,256,726
Austria — 0.0%
OMV AG	2,540	130,801
Brazil — 0.7%
B3 SA - Brasil Bolsa Balcao	725,527	1,543,499
Isa Energia Brasil SA	33,491	131,113
Lojas Renner SA	495,473	1,061,892
Marfrig Global Foods SA	77,042	243,826
Pagseguro Digital Ltd., Class A(a)	36,772	280,570
		3,260,900
Canada — 2.4%
Barrick Gold Corp.	247,280	4,801,086
CGI, Inc.	11,247	1,122,785
Keyera Corp.	982	30,524
Kinross Gold Corp.	111,588	1,405,852
Thomson Reuters Corp.	15,507	2,675,969
Toronto-Dominion Bank	7,790	466,788
		10,503,004
China — 3.4%
Alibaba Group Holding Ltd.	23,900	395,449
BOE Technology Group Co. Ltd., Class A	2,333,400	1,333,460
BYD Co. Ltd., Class A	45,400	2,355,146
Contemporary Amperex Technology Co. Ltd., Class A	26,400	922,276
Ping An Insurance Group Co. of China Ltd., Class A	168,200	1,196,136
Tencent Holdings Ltd.	114,800	7,335,250
Wuliangye Yibin Co. Ltd., Class A	36,400	658,570
Xiaomi Corp., Class B(a)(b)	86,800	549,247
Yangzijiang Shipbuilding Holdings Ltd.	106,300	186,559
		14,932,093
Denmark — 0.1%
AP Moller - Maersk A/S, Class B	73	127,051
Genmab A/S(a)	1,493	290,867
		417,918
France — 2.1%
AXA SA	21,450	916,467
BNP Paribas SA	37,033	3,095,193
Danone SA	26,131	1,998,635
Eiffage SA	5,644	657,124
Engie SA	140,510	2,737,952
Hermes International SCA	50	131,556
		9,536,927
Germany — 3.6%
adidas AG	21,245	5,010,854
Allianz SE, Registered Shares	5,510	2,108,730
Deutsche Telekom AG, Registered Shares	169,573	6,260,629
SAP SE	5,720	1,532,671
Siemens AG, Class N, Registered Shares	4,352	1,005,078
Siemens Energy AG(a)	4,120	244,242
		16,162,204
Hong Kong — 0.3%
AIA Group Ltd.	180,200	1,364,090
India — 1.1%
Alkem Laboratories Ltd.	3,225	183,704
Birlasoft Ltd.	43,692	196,406
Security	Shares	Value
India (continued)
Dixon Technologies India Ltd.	2,611	$ 400,466
DLF Ltd.	52,897	418,122
Infosys Ltd.	56,100	1,027,951
KPIT Technologies Ltd.	11,493	174,102
Larsen & Toubro Ltd.	24,933	1,013,932
Lupin Ltd.	22,306	528,162
SBI Life Insurance Co. Ltd.(b)	7,734	139,504
Trent Ltd.	4,302	266,678
Voltas Ltd.	43,132	733,795
		5,082,822
Israel — 0.4%
Wix.com Ltd.(a)	11,364	1,856,650
Italy — 0.5%
Intesa Sanpaolo SpA	421,535	2,172,450
Japan — 6.7%
ANA Holdings, Inc.	29,300	540,841
Canon, Inc.	4,100	127,851
Daikin Industries Ltd.	9,800	1,063,482
Daiwa House Industry Co. Ltd.	3,800	125,683
KDDI Corp.	69,300	1,094,639
Keyence Corp.	500	196,605
Mitsubishi Electric Corp.	20,700	381,755
Mitsubishi UFJ Financial Group, Inc.	497,800	6,786,912
Mitsui & Co. Ltd.	13,700	258,289
Mitsui Fudosan Co. Ltd.	103,400	925,955
Mizuho Financial Group, Inc.	43,300	1,188,313
MS&AD Insurance Group Holdings, Inc.	42,900	932,982
Murata Manufacturing Co. Ltd.	24,500	377,911
Nippon Telegraph & Telephone Corp.	380,800	368,032
Nomura Holdings, Inc.	312,700	1,926,832
Obayashi Corp.	53,200	709,706
Panasonic Holdings Corp.	90,500	1,079,620
Recruit Holdings Co. Ltd.	15,900	823,799
SoftBank Corp.	165,400	230,729
SoftBank Group Corp.	5,500	281,324
Sony Group Corp.	140,000	3,542,418
Sumitomo Mitsui Financial Group, Inc.	130,200	3,348,042
Tokio Marine Holdings, Inc.	36,900	1,435,514
Tokyo Electron Ltd.	7,900	1,083,347
Toyota Motor Corp.	46,700	825,530
		29,656,111
Malaysia — 0.0%
YTL Corp. Bhd.	290,000	131,432
Russia(a)(c) — 0.0%
Alrosa PJSC	18,331	2
Mobile TeleSystems PJSC	3,760	1
		3
Singapore — 0.5%
DBS Group Holdings Ltd.	69,500	2,386,721
South Korea — 1.7%
CJ Logistics Corp.	2,974	174,853
Coupang, Inc.(a)	23,208	508,952
KCC Corp.	726	125,157
Kia Corp.	8,473	535,906
LG Display Co. Ltd.(a)	21,078	127,024
NAVER Corp.	10,868	1,420,270

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd.	91,205	$ 3,615,864
SK Hynix, Inc.	9,211	1,227,881
		7,735,907
Sweden — 0.5%
Assa Abloy AB, Class B	25,183	756,025
Atlas Copco AB, Class A	16,884	269,695
Telefonaktiebolaget LM Ericsson, B Shares	126,659	985,502
		2,011,222
Switzerland — 4.2%
ABB Ltd., Registered Shares	111,195	5,737,431
Cie Financiere Richemont SA, Class A, Registered Shares	11,088	1,935,586
DSM-Firmenich AG	6,007	594,681
Novartis AG, Registered Shares	71,542	7,946,156
TE Connectivity PLC	18,315	2,588,276
		18,802,130
Taiwan — 2.1%
Accton Technology Corp.	12,000	212,604
AUO Corp.	303,000	124,056
Bizlink Holding, Inc.	26,000	404,139
Chroma ATE, Inc.	55,000	480,607
Elan Microelectronics Corp.	32,000	132,602
MediaTek, Inc.	67,354	2,902,987
Taiwan Semiconductor Manufacturing Co. Ltd.	175,000	4,928,522
		9,185,517
Turkey — 0.1%
Migros Ticaret A/S	26,244	342,508
United Kingdom — 3.4%
AstraZeneca PLC	25,102	3,686,094
BAE Systems PLC	106,959	2,159,767
Direct Line Insurance Group PLC	44,826	163,108
Flutter Entertainment PLC(a)	773	171,258
Informa PLC	136,693	1,370,606
International Consolidated Airlines Group SA	270,834	916,433
Intertek Group PLC	7,244	471,036
Rolls-Royce Holdings PLC(a)	74,758	726,600
Smiths Group PLC	31,674	794,795
TechnipFMC PLC	40,606	1,286,804
Tesco PLC	737,737	3,173,953
		14,920,454
United States — 63.4%
3M Co.	2,359	346,443
AbbVie, Inc.	11,182	2,342,853
Accenture PLC, Class A	6,414	2,001,425
Adobe, Inc.(a)	6,546	2,510,587
AECOM	8,445	783,105
Allstate Corp.	4,091	847,123
Alphabet, Inc., Class A	45,227	6,993,903
Alphabet, Inc., Class C	22,209	3,469,712
Amazon.com, Inc.(a)	57,218	10,886,297
American Express Co.	1,110	298,646
AMETEK, Inc.	3,760	647,246
Amgen, Inc.	2,361	735,570
Apple, Inc.	102,594	22,789,205
Applied Materials, Inc.	2,014	292,272
Bank of America Corp.	202,964	8,469,688
BioMarin Pharmaceutical, Inc.(a)	4,296	303,684
Booking Holdings, Inc.	1,584	7,297,345
BorgWarner, Inc.	7,293	208,944
Security	Shares	Value
United States (continued)
Broadcom, Inc.	15,382	$ 2,575,408
BRP, Inc.	770	25,999
Charles Schwab Corp.	37,309	2,920,549
Cheniere Energy, Inc.	8,671	2,006,469
Chevron Corp.	17,184	2,874,711
Cigna Group	2,592	852,768
Cisco Systems, Inc.	61,265	3,780,663
Citigroup, Inc.	51,070	3,625,459
CME Group, Inc.	20,997	5,570,294
Coca-Cola Co.	24,827	1,778,110
Colgate-Palmolive Co.	72,918	6,832,417
Comcast Corp., Class A	112,511	4,151,656
Costco Wholesale Corp.	3,518	3,327,254
Crown Holdings, Inc.	2,478	221,186
CSL Ltd.	1,363	214,522
Delta Air Lines, Inc.	14,249	621,256
Digital Realty Trust, Inc.	3,307	473,860
Eaton Corp. PLC	6,686	1,817,455
Eli Lilly & Co.	4,621	3,816,530
Experian PLC	29,934	1,387,000
Fortinet, Inc.(a)	17,640	1,698,026
Gilead Sciences, Inc.	9,216	1,032,653
GSK PLC	45,022	860,379
Hartford Financial Services Group, Inc.	12,337	1,526,457
HCA Healthcare, Inc.	5,809	2,007,300
Home Depot, Inc.	2,723	997,952
Incyte Corp.(a)	4,615	279,438
JPMorgan Chase & Co.	22,465	5,510,664
KLA Corp.	1,153	783,809
Lam Research Corp.	39,803	2,893,678
Lockheed Martin Corp.	5,225	2,334,060
Marathon Petroleum Corp.	10,933	1,592,829
MasTec, Inc.(a)	13,916	1,624,136
Medtronic PLC	50,451	4,533,527
Merck & Co., Inc.	1,467	131,678
Meta Platforms, Inc., Class A	14,589	8,408,516
Microsoft Corp.	48,163	18,079,909
Moody’s Corp.	13,220	6,156,422
Morgan Stanley	50,976	5,947,370
Motorola Solutions, Inc.	13,954	6,109,201
Northrop Grumman Corp.	8,086	4,140,113
NVIDIA Corp.	156,365	16,946,839
NVR, Inc.(a)	132	956,259
Pfizer, Inc.	153,191	3,881,860
Philip Morris International, Inc.	7,684	1,219,681
PNC Financial Services Group, Inc.	16,326	2,869,621
Procter & Gamble Co.	6,373	1,086,087
QUALCOMM, Inc.	38,514	5,916,136
Regeneron Pharmaceuticals, Inc.	638	404,639
Reinsurance Group of America, Inc.	2,060	405,614
ResMed, Inc.	9,690	2,169,106
Roche Holding AG	9,735	3,204,057
S&P Global, Inc.	15,318	7,783,076
SailPoint, Inc.(a)	4,008	75,150
Schneider Electric SE	3,461	798,955
ServiceNow, Inc.(a)	2,373	1,889,240
Shell PLC	231,808	8,437,878
Simon Property Group, Inc.	16,770	2,785,162
Tesla, Inc.(a)	9,091	2,356,024
Trane Technologies PLC	16,165	5,446,312
UnitedHealth Group, Inc.	10,433	5,464,284
Ventas, Inc.	1,905	130,988
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Verizon Communications, Inc.	15,306	$ 694,280
Vertex Pharmaceuticals, Inc.(a)	1,031	499,849
Visa, Inc., Class A	18,526	6,492,622
Walmart, Inc.	35,626	3,127,607
		281,787,057
Total Common Stocks — 97.9% (Cost: $370,753,245)		435,635,647
Preferred Securities
Preferred Stocks — 0.1%
Brazil — 0.1%
Marcopolo SA	153,955	165,112
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Class A	129,981	129,379
		294,491
Total Preferred Securities — 0.1% (Cost: $368,285)		294,491
Total Long-Term Investments — 98.0% (Cost: $371,121,530)		435,930,138
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(d)(e)	7,681,643	$ 7,681,643
Total Short-Term Securities — 1.7% (Cost: $7,681,643)		7,681,643
Total Investments — 99.7% (Cost: $378,803,173)		443,611,781
Other Assets Less Liabilities — 0.3%		1,200,887
Net Assets — 100.0%		$ 444,812,668

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (865)(b)	$ 865	$ —	$ —	—	$ 689 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	6,831,991	849,652 (b)	—	—	—	7,681,643	7,681,643	254,026	—
				$ 865	$ —	$ 7,681,643		$ 254,715	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	17	06/20/25	$ 2,054	$ (68,009)
MSCI Emerging Markets Index	16	06/20/25	889	(26,889)
S&P 500 E-Mini Index	18	06/20/25	5,088	(49,173)
				$ (144,071)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 3,256,726	$ —	$ 3,256,726
Austria	—	130,801	—	130,801
Brazil	3,260,900	—	—	3,260,900
Canada	10,503,004	—	—	10,503,004
China	—	14,932,093	—	14,932,093
Denmark	—	417,918	—	417,918
France	—	9,536,927	—	9,536,927
Germany	—	16,162,204	—	16,162,204
Hong Kong	—	1,364,090	—	1,364,090
India	—	5,082,822	—	5,082,822
Israel	1,856,650	—	—	1,856,650
Italy	—	2,172,450	—	2,172,450
Japan	—	29,656,111	—	29,656,111
Malaysia	—	131,432	—	131,432
Russia	—	—	3	3
Singapore	—	2,386,721	—	2,386,721
South Korea	508,952	7,226,955	—	7,735,907
Sweden	—	2,011,222	—	2,011,222
Switzerland	2,588,276	16,213,854	—	18,802,130
Taiwan	—	9,185,517	—	9,185,517
Turkey	342,508	—	—	342,508
United Kingdom	1,458,062	13,462,392	—	14,920,454
United States	266,884,266	14,902,791	—	281,787,057
Preferred Securities
Preferred Stocks	294,491	—	—	294,491
Short-Term Securities
Money Market Funds	7,681,643	—	—	7,681,643
	$ 295,378,752	$ 148,233,026	$ 3	$ 443,611,781
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (144,071)	$ —	$ —	$ (144,071)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Advantage Global Fund, Inc.

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions